BUSINESS COMBINATIONS AND INVESTMENTS - Investment in associate using equity method (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BUSINESS COMBINATIONS AND INVESTMENTS
Investment in associates, beginning of year	$ 217.6	$ 229.1
Additions	1,706.1
Net assets gained on dilution of interests	195.4
Share of net loss	(44.7)	(10.3)
Share of other comprehensive loss	(2.3)	(1.2)
Distribution received	(203.8)
Changes in foreign exchange	(85.4)
Investment in associates, end of year	$ 1,782.9	$ 217.6